Earnings (Loss) Per Share - Schedule of Earnings (Loss) Per Common and Preferred Share (Detail) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Numerator
Loss for the year	R$ (722,367)	R$ (4,213,208)	R$ (10,834,709)
Denominator
Weighted average number of shares that would have been issued at average market price	3,290,760	2,711,861	4,705,897
Share-based payments
Denominator
Weighted average number of presumed conversions	77,059,124	63,296,103	63,789,234
Common shares
Denominator
Weighted average number of shares	928,965,058	928,965,058	928,965,058
Weighted average number of equivalent shares	26,075,851,633	25,925,435,858	25,662,417,083
Basic earnings per share
Basic net income (loss) per share	R$ (0.03)	R$ (0.16)	R$ (0.42)
Diluted earnings per share
Diluted net income (loss) per share	R$ (0.03)	R$ (0.16)	R$ (0.42)
Preferred shares
Denominator
Weighted average number of shares	335,291,821	333,286,277	329,779,360
75 preferred shares	75	75	75
Weighted average number of equivalent shares	347,678,022	345,672,478	342,165,561
Basic earnings per share
Basic net income (loss) per share	R$ (2.08)	R$ (12.19)	R$ (31.67)
Diluted earnings per share
Diluted net income (loss) per share	R$ (2.08)	R$ (12.19)	R$ (31.67)